[GRAPHIC OMITTED]
                     BOSTON PARTNERS ASSET MANAGEMENT, L.P.
                     --------------------------------------

                                 BOSTON PARTNERS
                                    LARGE CAP
                                   VALUE FUND


                               Semi-Annual Report
                                February 28, 1997

                      BOSTON PARTNERS LARGE CAP VALUE FUND
                           PORTFOLIO MANAGER'S LETTER


March 17, 1997

Dear Shareholders:

     We are pleased to provide the inaugural report on the results of the Boston Partners Large Cap Value Fund for the period ended February 28, 1997. Our objective in each letter will be to update you on the results of the Fund, the market, and the economy over the past period and to present our insights as to what you can expect in the future.

     At February 28, 1997, the Fund's Net Asset Value (NAV) was $10.62 compared to $10.00 at inception on January 2, 1997. Therefore, the portfolio's total return was 6.20%, compared with 7.08% for the S&P 500 Index.

PORTFOLIO REVIEW

     The first two months of 1997 saw the equities markets move significantly higher, although a pullback in the latter part of February tempered overall gains. The sharp advance in stock prices was dominated by large capitalization stocks, as the large capitalization indices such as the S&P 500 and the Dow Jones Industrial Average soundly outperformed most mid-cap and small-cap indices. Even among large capitalization stocks the advance had been very narrow, creating a difficult environment for active managers to outperform the S&P 500. Stocks characterized by high price to earnings and price to book ratios, like Coca-Cola, Unilever N.V. and Nationsbank led the surge for the S&P
500. These overpriced stocks did not meet our stock selection criteria, and therefore the Fund lagged the market's advance.

     The Financial Services sector has been a strong performing sector as investors have responded to strong earnings reports, attractive valuations, and further consolidation in the banking, insurance and brokerage industries. The Fund has been close to its 25% maximum position in the Financial Services sector, which has had a positive effect on performance. Among the better performing stocks in this sector were Student Loan Marketing Association, Republic New York Corporation, and H.F. Ahmanson.

     Also making a very positive contribution to the Fund's performance in January and February were the tobacco stocks, as investors focused less on the legal and regulatory risks facing these companies and more on their inexpensive valuations and very strong earnings and cash flow dynamics. The shares of Philip Morris (which is among the largest holdings in the Fund) increased by 19.69% during the period.

CURRENT OUTLOOK

     We believe that by most valuation measures, the stock market looks expensive. According to recent history, though, over-valuation alone has rarely triggered a bear market. Declining markets are usually triggered by events such as rising interest rates, deteriorating profits, etc., in conjunction with overextended prices.

     The "bottom-up" consensus earnings estimate for the S&P 500 currently calls for a 14% increase in 1997 earnings versus 1996. We believe there is a strong probability that these estimates are too high. Therefore, we expect to see an increasing number of companies that report disappointing results in 1997. The recent pattern of such reports has seen the market inflict a serious penalty on the stocks of companies reporting earnings shortfalls.

STRATEGY

     Our strategy for the coming months includes three tactics:

           (BULLET) Avoid  overpriced  stocks,  regardless  of how strong  their fundamentals look;
           (BULLET) Avoid stocks with overly optimistic  earnings  estimates for
                    1997
           (BULLET) Focus on stocks  selling at low multiples of earnings,  book value, sales, etc., whose earnings prospects are likely to be enhanced by: 1. Share Repurchases 2. Debt Paydown 3. Acquisitions and Divestitures 4. Restructuring

Best Regards,

Mr. Mark Donovan, CFA                    Ms. Wayne Steele Sharp, CFA
Principal and Portfolio Manager          Principal and Portfolio Manager
Boston Partners Asset Management, L.P.   Boston Partners Asset Management, L.P.

                      BOSTON PARTNERS LARGE CAP VALUE FUND
                              OF THE RBB FUND, INC.
                            PORTFOLIO OF INVESTMENTS
                                FEBRUARY 28, 1997
                                   (UNAUDITED)

                                                           NUMBER
                                                          OF SHARES     VALUE
                                                          ---------   ----------


COMMON STOCK--87.9%
AEROSPACE/DEFENSE--2.8%
   Litton Industries, Inc.* ..................              1,780       $ 76,540
   Lockheed Martin Corp. .....................                770         68,145
   Northrop Grumman Corp. ....................                925         67,178
                                                                      ----------
                                                                         211,863
                                                                      ----------
AIR TRANSPORT--1.3%
   AMR Corp.* ....................................            830         65,259
   Gulfstream Aerospace Corp.* ...................          1,570         34,147
                                                                      ----------
                                                                          99,406
                                                                      ----------
BANKS & SAVINGS & LOANS--3.1%
   Bank of Boston Corp. ..........................            420         31,657
   Dime Bancorp,  Inc.* ..........................          2,200         38,500
   First American Corp. ..........................            320         20,520
   Republic New York Corp. .......................          1,570        145,814
                                                                      ----------
                                                                         236,491
                                                                      ----------
BUSINESS SERVICES--0.5%
   Dun & Bradstreet Corp. ........................          1,565         38,342
                                                                      ----------
CHEMICALS--1.1%
   Agrium, Inc. ..................................          3,880         53,350
   Wellman, Inc. .................................          1,660         29,050
                                                                      ----------
                                                                          82,400
                                                                      ----------
COMPUTERS--4.3%
   Compaq Computer Corp.* ........................            840         66,570
   Komag, Inc.* ..................................          1,000         30,000
   Quantum Corp.* ................................          2,000         79,500
   Tandem Computers, Inc.* .......................          6,400         80,000
   Wang Labs, Inc.* ..............................          3,230         70,858
                                                                      ----------
                                                                         326,928
                                                                      ----------
CONSUMER NON-DURABLES--0.8%
   Dial Corp. ....................................          3,760         56,400
                                                                      ----------
CONSUMER PRODUCTS & SERVICES--2.3%
   Eastman Kodak Co. .............................          1,200        107,550
   Rite Aid Corp. ................................          1,630         68,664
                                                                      ----------
                                                                         176,214
                                                                      ----------


                                                           NUMBER
                                                          OF SHARES     VALUE
                                                          ---------   ----------

DIVERSIFIED--2.0%
   American Brands, Inc. .........................            630       $ 33,154
   Canadian Pacific Ltd. .........................          1,260         31,185
   Cognizant Corp. ...............................          1,365         47,604
   Kansas City Southern
     Industries, Inc. ............................            730         38,325
                                                                      ----------
                                                                         150,268
                                                                      ----------
ELECTRONICS--2.2%
   Cirrus Logic Corp.* ...........................          2,200         29,837
   National Semiconductor Corp.* .................          1,680         43,890
   VLSI Technology, Inc.* ........................          4,900         91,569
                                                                      ----------
                                                                         165,296
                                                                      ----------
ENERGY--2.8%
   Calpine Corp.* ................................          1,780         32,707
   CMS Energy Corp. ..............................          1,675         54,856
   ENSERCH Corp. .................................          1,000         21,000
   Entergy Corp. .................................          2,520         66,465
   Illinova Corp. ................................          1,460         36,500
                                                                      ----------
                                                                         211,528
                                                                      ----------
FINANCIAL SERVICES--9.2%
   Ahmanson, (H.F.) & Co. ........................            950         39,069
   AMBAC, Inc. ...................................            528         35,244
   Fannie Mae ....................................          1,565         62,600
   H & R Block, Inc. .............................          1,995         58,603
   Lehman Brothers Holdings, Inc. ................          4,510        151,649
   St. Paul Companies, Inc. ......................            500         33,750
   Student Loan Marketing
     Association .................................          2,950        312,331
                                                                      ----------
                                                                         693,246
                                                                      ----------
FOOD & BEVERAGE--0.6%
   Chiquita Brands International, Inc. ...........          3,460         46,710
                                                                      ----------
HEALTH CARE--2.8%
   Lincare Holdings, Inc.* .......................          1,675         72,234
   Nationwide Health Properties,  Inc. ...........          1,250         27,500
   Trigon Healthcare, Inc.* ......................          1,700         30,387
   Wellpoint Health Networks, Inc.* ..............          1,885         80,819
                                                                      ----------
                                                                         210,940
                                                                      ----------


    The accompanying notes are an integral part of the financial statements.

                      BOSTON PARTNERS LARGE CAP VALUE FUND
                              OF THE RBB FUND, INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)

                                                         NUMBER
                                                        OF SHARES       VALUE
                                                        ---------     ----------


INSURANCE--17.1%
   Ace, Ltd. ...................................           1,565      $  101,725
   Aetna, Inc. .................................             940          77,903
   Allmerica Financial Corp. ...................           1,980          74,002
   CIGNA Corp. .................................             500          76,438
   Everest Re Holdings, Inc. ...................           2,000          63,000
   GCR Holdings, Ltd. ..........................           1,560          37,245
   General Re Corp. ............................             400          67,850
   Horace Mann Educators Corp. .................             940          40,303
   IPC Holdings Ltd. ...........................             520          12,740
   ITT Hartford Group, Inc. ....................             630          47,250
   Loews Corp. .................................           3,250         331,906
   NAC Re Corp. ................................             840          30,870
   PartnerRe Ltd. ..............................           1,575          51,975
   Travelers Group, Inc. .......................           3,980         213,428
   Western National Corp. ......................           2,730          62,790
                                                                      ----------
                                                                       1,289,425
                                                                      ----------
METALS & MINING--2.3%
   Allegheny Teledyne, Inc. ....................           4,640         118,320
   Inco, Ltd. ..................................           1,600          56,200
                                                                      ----------
                                                                         174,520
                                                                      ----------
OIL SERVICES--7.6%
   British Petroleum Co. PLC ...................             725          95,972
   Elf Aquitaine SA ............................           1,570          75,360
   Exxon Corp. .................................             735          73,408
   Mobil Corp. .................................             733          89,976
   Oryx Energy Co.* ............................           2,800          56,000
   Repsol SA ...................................           2,410          91,580
   Tosco Corp. .................................           2,205          61,464
   Ultramar Diamond Shamrock Corp. .............             945          28,823
                                                                      ----------
                                                                         572,583
                                                                      ----------
PAPER & FOREST PRODUCTS--2.4%
   Boise Cascade Corp. .........................           1,349          44,348
   Caraustar Industries, Inc. ..................           1,147          34,123
   Champion International Corp. ................           1,459          64,378
   Union Camp Corp. ............................             730          35,223
                                                                      ----------
                                                                         178,072
                                                                      ----------


                                                           Number
                                                          of Shares     Value
                                                          ---------   ----------

PHARMACEUTICALS--2.9%
   Bristol-Meyers Squibb Co. .....................            525       $ 68,513
   Glaxo Wellcome PLC ............................          2,200         74,525
   Schering-Plough Corp. .........................            965         73,943
                                                                      ----------
                                                                         216,981
                                                                      ----------
REAL ESTATE--3.3%
   American General Hospitality Corp. ............          1,035         28,333
   Associated Estates Realty Corp. ...............            530         12,455
   Camden Property Trust .........................            960         26,280
   Highwoods Properties, Inc. ....................            210          7,245
   Home Properties of New York, Inc. .............            315          7,718
   Liberty Property Trust ........................            750         17,812
   Mid-America Apartment
     Communities, Inc. ...........................          1,220         35,380
   Oasis Residential, Inc. .......................            430          9,944
   Prentiss Property Trust .......................            740         19,980
   RFS Hotel Investors, Inc. .....................          2,040         34,680
   Summit Properties, Inc. .......................            840         17,010
   Wellsford Residential Property
     Trust .......................................          1,140         33,345
                                                                      ----------
                                                                         250,182
                                                                      ----------
RETAIL TRADE--0.9%
   Wal-Mart Stores, Inc. .........................          2,700         71,213
                                                                      ----------
TELECOMMUNICATIONS--5.5%
   BHC Communications, Inc.* .....................            310         31,620
   Chris-Craft Industries, Inc.* .................          1,680         69,090
   COMSAT Corp. ..................................          2,090         54,863
   Sprint Corp. ..................................          3,780        171,990
   Telecomunicacoes Brasileiras SA ...............            520         50,440
   Telefonos de Mexico SA Class L ................          1,000         38,875
                                                                      ----------
                                                                         416,878
                                                                      ----------
TELECOMMUNICATIONS & EQUIPMENT--2.8%
   Alcatel Alsthom ADR ...........................         10,120        207,460
                                                                      ----------
TEXTILES & APPAREL--3.0%
   Gap, Inc. .....................................          1,250         41,250
   Harcourt General, Inc. ........................          1,700         80,093
   Mercantile Stores Co., Inc. ...................          2,275        109,200
                                                                      ----------
                                                                         230,543
                                                                      ----------


    The accompanying notes are an integral part of the financial statements.

                      BOSTON PARTNERS LARGE CAP VALUE FUND
                              OF THE RBB FUND, INC.
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                February 28, 1997
                                   (UNAUDITED)

                                                         NUMBER
                                                        OF SHARES       VALUE
                                                        ---------     ----------

TOBACCO--3.8%
   Philip Morris Companies, Inc. .............            2,100       $  283,763
                                                                      ----------
TOYS--0.5%
   Hasbro, Inc. ..............................              835           35,696
                                                                      ----------
   TOTAL COMMON STOCK
     (Cost $6,290,429) .......................                         6,633,348
                                                                      ----------

                                                           PAR
                                                          (000)
                                                         -------
REPURCHASE AGREEMENT--2.6%
   PNC Capital Markets
     (Agreement dated 02/28/97 to be
     repurchased at $200,085,
     collateralized by $195,000 U.S.
     Treasury Note 7.375% due
     11/15/97. Market value of
     collateral is $202,096)
     5.100% 03/03/97 .........................              200          200,000
                                                                      ----------
     TOTAL REPURCHASE AGREEMENT
       (Cost $200,000) .......................                           200,000
                                                                      ----------
SHORT-TERM INVESTMENT--3.5%
   Smith Barney Cash Reserve
     5.06% 03/03/97 ..........................              268          267,717
                                                                      ----------
     TOTAL SHORT-TERM INVESTMENT
       (Cost $267,717) .......................                           267,717
                                                                      ----------
TOTAL INVESTMENTS -- 94.0%
   (Cost $6,758,146) .........................                        $7,101,065
                                                                      ----------
OTHER ASSETS IN EXCESS OF
   LIABILITIES -- 6.0% .......................                           449,350
                                                                      ----------
NET ASSETS -- 100.0% .........................                        $7,550,415
                                                                      ==========

-------------
*Non-income producing

    The accompanying notes are an integral part of the financial statements.

                      BOSTON PARTNERS LARGE CAP VALUE FUND
                              OF THE RBB FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 1997
                                   (UNAUDITED)

ASSETS
Investments, at value (cost - $6,758,146) ...................         $7,101,065
Receivable for Fund shares sold .............................            500,000
Receivable for investments sold .............................             85,753
Receivable from investment adviser ..........................             12,922
Dividends and interest receivable ...........................             11,615
Prepaid expenses and other assets ...........................              2,765
                                                                      ----------
  Total assets ..............................................          7,714,120
                                                                      ----------
LIABILITIES
Payable for investments purchased ............................           147,097
Accrued expenses and other liabilities .......................            16,608
                                                                      ----------
  Total liabilities ..........................................           163,705
                                                                      ----------
NET ASSETS
   Capital stock, $0.001 par value ............................              711
   Paid-in capital ............................................        7,149,641
   Undistributed net investment income ........................           14,023
   Accumulated net realized gain from investments .............           43,120
   Net realized appreciation on investments ...................          342,920
                                                                      ----------
     Net assets ...............................................       $7,550,415
                                                                      ==========
INSTITUTIONAL CLASS
   Net assets ...................................................     $7,444,130
   Shares outstanding ...........................................        700,715
                                                                      ----------
   Net asset value, offering and redemption price per share .....     $    10.62
                                                                      ==========
INVESTOR CLASS
Net assets .......................................................    $  106,285
Shares outstanding ...............................................        10,006
                                                                      ----------
Net asset value, offering and redemption price per share .........    $    10.62
                                                                      ==========


    The accompanying notes are an integral part of the financial statements.

                      BOSTON PARTNERS LARGE CAP VALUE FUND
                              OF THE RBB FUND, INC.
                             STATEMENT OF OPERATIONS
            FOR THE PERIOD JANUARY 2, 1997* THROUGH FEBRUARY 28, 1997
                                   (UNAUDITED)

INVESTMENT INCOME
   Dividends ....................................................      $ 18,171
   Interest .....................................................         5,024
                                                                       --------
                                                                         23,195
                                                                       --------
EXPENSES
  Advisory fees .................................................         6,866
  Administration fees ...........................................        13,873
  Federal and state registration fees ...........................         4,576
  Transfer agent fees and expenses ..............................         6,497
  Custodian fees and expenses ...................................         3,548
  Printing ......................................................         2,148
  Audit and legal fees ..........................................           461
  Distribution fees .............................................            17
  Other .........................................................         1,231
                                                                       --------
    Total expenses before waivers and reimbursements ............        39,217
    Less: waivers and reimbursements ............................       (30,045)
                                                                       --------
    Total expenses after waivers and reimbursements .............         9,172
                                                                       --------
  Net investment income .........................................        14,023
                                                                       --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from investments ...........................        43,120
   Net change in unrealized appreciation on investments .........       342,920
                                                                       --------
   Net realized and unrealized gain from investments ............       386,040
                                                                       --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............      $400,063
                                                                       ========

--------------
*Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

                      BOSTON PARTNERS LARGE CAP VALUE FUND
                              OF THE RBB FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS
                                   (UNAUDITED)

                                                             FOR THE PERIOD
                                                        JANUARY 2, 1997* THROUGH
                                                            FEBRUARY 28, 1997
                                                        ------------------------
INCREASE IN NET ASSETS FROM
OPERATIONS
  Net investment income ................................       $   14,023
  Net realized gain from investments ...................           43,120
  Net change in unrealized appreciation on
   investments ........................................           342,920
                                                               ----------
    Net increase in net assets resulting from
      operations .......................................          400,063
                                                               ----------

Increase in net assets derived from capital share
  transactions .........................................        7,150,352
                                                               ----------
   Total increase in net assets ........................        7,550,415

NET ASSETS
  Beginning of period ..................................               --
                                                               ----------
  End of period ........................................       $7,550,415
                                                               ==========

--------------
*Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

                      BOSTON PARTNERS LARGE CAP VALUE FUND
                              OF THE RBB FUND, INC.
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                            FOR THE PERIOD      FOR THE PERIOD
                                           JANUARY 2, 1997*    JANUARY 16, 1997*
                                               through             through
                                           FEBRUARY 28, 1997   FEBRUARY 28, 1997
                                           -----------------   -----------------
                                              (UNAUDITED)         (UNAUDITED)
                                             INSTITUTIONAL         INVESTOR
                                                 CLASS              CLASS
                                           -----------------   -----------------

PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period .....      $ 10.00             $ 10.20
                                                -------             -------
Net investment income(1) .................         0.02                0.01
Net realized and unrealized
  gain on investments(2) .................         0.60                0.41
                                                -------             -------
Net increase in net assets
  resulting from operations ..............         0.62                0.42
                                                -------             -------
Net asset value, end of period ...........      $ 10.62             $ 10.62
                                                =======             =======
Total investment return(3) ...............         6.20%               4.12%
                                                =======             =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted) ........................      $ 7,444             $   106
Ratio of expenses to average
  net assets***(1)(4) ....................         1.00%               1.25%
Ratio of net investment income to
  average net assets***(1) ...............         1.53%               1.59%
Portfolio turnover rate**** ..............        17.00%              17.00%
Average commission rate per share(5) .....      $0.0363             $0.0363

-------------
   *  Commencement of operations.
  ** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
 ***  Annualized.
****  Not annualized.
  (1) Reflects waivers and reimbursements.
  (2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
  (3) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and will include reinvestments of dividends and distributions, if any. Total return is not annualized.
  (4) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratio of expenses to average net assets annualized for the period ended February 28, 1997 would have been 3.59% and 3.51% for the Institutional Class and the Investor Class, respectively.
  (5) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period subject to such commissions.

    The accompanying notes are an integral part of the financial statements.

                      BOSTON PARTNERS LARGE CAP VALUE FUND
                              OF THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund", which is a mutual fund divided into separate portfolios. The portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently RBB has nineteen investment portfolios, including the Boston Partners Family, which consists of Boston Partners Large Cap Value Fund (the "Fund"). As of the date hereof, the Fund offers three classes of shares, two of which have commenced operations, the Institutional Class and the Investor Class.

     RBB has authorized capital of thirty billion shares of common stock of which 13.48 billion are currently classified into seventy-seven classes. Each class represents an interest in one of nineteen investment portfolios of RBB. The classes have been grouped into sixteen separate "families", nine of which have begun investment operations, including the Boston Partners Family, which commenced investment operations on January 2, 1997.

     PORTFOLIO VALUATION -- The net asset value of the Fund is determined as of 4:00 p.m. eastern time on each business day. The Fund's securities are valued at the last reported sales price on the national securities exchange or national securities market on which such shares are primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. With the approval of the RBB's Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value its securities. The preparation of financial statements requires the use of estimates by management. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of the Fund.

     REPURCHASE AGREEMENTS -- The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers which Boston Partners Asset Management, L.P. (the Fund's investment adviser or "Boston Partners") considers creditworthy pursuant to criteria approved by RBB's Board of Directors. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Boston Partners marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price.
Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

     INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The Fund's net investment income (other than distribution fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes).

                      BOSTON PARTNERS LARGE CAP VALUE FUND
                              OF THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

     DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income, if any, will be declared and paid at least annually to shareholders. Distributions from net realized capital gains, if any, will be distributed at least annually. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles.

     U.S. FEDERAL TAX STATUS -- No provision is made for U.S. federal income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. federal income and excise taxes.

2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Boston Partners Asset Management, L.P. serves as the Fund's investment adviser. For its advisory services, Boston Partners is entitled to receive 0.75% of the Fund's average daily net assets, computed daily and payable monthly.

     The adviser has voluntarily agreed to limit the Fund's total operating expenses for the current and the following fiscal year to the extent that such expenses exceeded 1.00% of the Fund's average daily net assets. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee. For the period ended February 28, 1997, investment advisory fees, waivers and reimbursements of expenses were as follows:

                                       GROSS                NET
                                     ADVISORY            ADVISORY     EXPENSE
FUND                                   FEES     WAIVER     FEES    REIMBURSEMENT
----                                 --------  --------  --------  -------------
Boston Partners Large Cap Value Fund  $6,866   $(6,866)   $   --     $12,922

     The Fund will not pay Boston Partners at a later time for any amounts it may waive or any amounts which Boston Partners has assumed.

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, National Association, serves as administrator for the Fund. For providing administrative services PFPC is entitled to receive a monthly fee equal to an annual rate of 0.125% of the Fund's average daily net assets, subject to a minimum monthly fee of $6,250 per Fund.

     For the period ended February 28, 1997, PFPC, at it's discretion, voluntarily agreed to waive a portion of it's administration fees for the Fund. For the period ended February 28, 1997, PFPC's administration fees and related waivers were as follows:

                                           GROSS PFPC                         NET PFPC
FUND                                   ADMINISTRATION FEES    WAIVERS   ADMINISTRATION FEES
----                                   -------------------  ----------  -------------------
Boston Partners Large Cap Value Fund         $12,500          $(6,250)        $6,250

In addition, PFPC serves as the Fund's transfer and disbursing agent. PFPC, at it's discretion, voluntarily agreed to waive a portion of the transfer agency fees for the Fund. For the period ended February 28, 1997, transfer agency fees and waivers were as follows:

                                      GROSS TRANSFER                 NET TRANSFER
FUND                                    AGENCY FEES     WAIVERS      AGENCY FEES
----                                  --------------  ----------  ------------------
Boston Partners Large Cap Value Fund      $6,497       $(3,000)         $3,497

                      BOSTON PARTNERS LARGE CAP VALUE FUND
                              OF THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (Concluded)
                                   (UNAUDITED)

     Counsellors Funds Services, Inc. ("Counsellors"), a wholly-owned subsidiary of Warburg, Pincus Counsellors, Inc., provides certain distribution services to the Fund. As compensation for such distribution services, Counsellors is entitled to receive a monthly fee equal to an annual rate of 0.15% of the Fund's average daily net assets.

     For the period ended February 28, 1997 Counsellors has, at its discretion, voluntarily agreed to waive a portion of the distribution fees for the Fund. For the period ended February 28, 1997, distribution fees and related waivers were as follows:
                                         GROSS
                                     DISTRIBUTION              NET DISTRIBUTION
FUND                                     FEES        WAIVERS         FEES
----                                 ------------  ----------  -----------------
Boston Partners Large Cap Value Fund    $1,373      $(1,007)         $366

     These fees are computed daily and paid monthly.

3.   INVESTMENT IN SECURITIES

     For U.S.  federal  income tax purposes,  the costs of  securities  owned at
February   28,   1997   was   $6,758,146.   Accordingly,   the  net   unrealized
appreciation/(depreciation) of investments are as follows:

                                                                   Net Appreciation/
FUND                                  Appreciation  Depreciation    (Depreciation)
----                                  ------------  ------------  ------------------
Boston Partners Large Cap Value Fund    $434,886      $(91,966)        $342,920

     For the period ended February 28, 1997, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Fund                                      Purchases      Sales
----                                    ------------  ------------
Boston Partners Large Cap Value Fund     $7,370,137    $1,122,828

4.   Capital Share Transactions

     As of February 28, 1997 the Fund has 100,000,000 Institutional and 100,000,000 Investor shares of $0.001 par value common stock authorized.

     Transactions in capital shares for the period January 2, 1997 (commencement of operations) through February 28, 1997 were as follows:

                                Institutional Class          Investor Class
                            -------------------------   ------------------------
                             Shares          Amount      Shares         Amount
                            --------       ----------   --------      ----------
Sales ....................   700,715       $7,045,432    10,006        $104,920
Repurchases ..............        --               --        --              --
                            --------       ----------    ------        --------
Net increase .............   700,715       $7,045,432    10,006        $104,920
                            ========       ==========    ======        ========

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

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
INVESTMENT ADVISOR
Boston Partners Asset Management, L.P.
One Financial Center, 43rd Floor
Boston, MA 02111

ADMINISTRATOR
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
Counsellors Funds Services, Inc
466 Lexington Avenue
New York, NY 10017

CUSTODIAN
PNC Bank, N.A.
200 Stevens Drive
Lester, PA 19113

TRANSFER AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand, L.L.P.
2400 Eleven Penn Center
Philadelphia, PA 19103

COUNSEL
Drinker Biddle & Reath
1345 Chestnut Street
Philadelphia, PA 19107


The financial information included herein is taken from the records of the Fund without examination by independent auditors who do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for the distribution to prospective investors in the Fund unless it is preceded or accompanied by a current prospectus which includes details regarding the Fund's objectives, policies and other information. Total investment return is based on historical results and is not intended to indicate future performance. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost.